Subsequent Events	12 Months Ended
Sep. 30, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

18. SUBSEQUENT EVENTS

On February 7, 2024, Mangshi Jinsheng Amusement Park disposed of old equipment to Fujian Xiangning Construction Engineering Co., Ltd. for a consideration of $652,285 (RMB4.60 million).